Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2020